MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
MARKETABLE SECURITIES

(in thousands of $)	2018	2017
Balance at start of period	19,231	8,428
Shares acquired	—	46,100
Shares disposed of	(16,749)	(26,351)
Unrealized gain (loss) on marketable securities	491	—
Unrealized gain recorded in other comprehensive income	—	1,326
Repurchase of securities pledged to creditors	10,272	—
Marketable securities pledged to creditors	(12,148)	(10,272)
Balance at end of period	1,097	19,231

Avance Gas
In the six months ended June 30, 2018, the Company recognized a mark to market loss of $0.2 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd.

As of June 30, 2018 and December 31, 2017 the 442,384 shares in Avance Gas were held as collateral against secured borrowings.
Ship Finance

In the six months ended June 30, 2017, the Company recognized a mark to market loss of $0.04 million in relation to the 0.1 million shares held in Ship Finance International Ltd.

Golden Ocean

In December 2017, the Company sold 1,260,358 shares in Golden Ocean for proceeds of $10.1 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in March 2018 for $10.3 million.

In March 2018, the Company repurchased these shares and subsequently sold them for proceeds of $10.4 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in GOGL in June 2018 for $10.4 million. The transaction has been accounted for as a secured borrowing, with the shares retained in marketable securities and a liability recorded within debt for $10.3 million.

In June 2018, the Company repurchased these shares and subsequently sold them for proceeds of $11.2 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in GOGL in September 2018 for $11.4 million. The transaction has been accounted for as a secured borrowing, with the shares retained in marketable securities and a liability recorded within debt for $11.2 million. These transactions have been reported on a net basis in the Consolidated Statement of Cash Flows

As of June 30, 2018 the Company reports a total of 1,270,657 shares in Golden Ocean, of which 1,260,358 as marketable securities pledged to creditors.

In the six months ended June 30, 2018, the Company recognized a mark to market gain of $0.7m in relation to the 1.3 million shares held in the income statement.

DHT

In the six months ended June 30, 2018, the Company sold its remaining 4.7 million shares of DHT Holdings Inc., recognizing a gain on disposal of $1.0 million in the income statement.